Ordinary Shares	12 Months Ended
Dec. 31, 2023
Ordinary Shares
Ordinary Shares

19.Ordinary Shares

On July 10, 2020, the Company completed its IPO on the Nasdaq Global Market, or NASDAQ. Upon completion of the IPO, the Company issued 3,788,100 ADSs, representing 3,788,100 Class A ordinary shares at US$10.00 per ADS. Net proceeds from the IPO after deducting issuance cost were RMB244,161 (US$37,419). IPO costs of RMB12,038 (US$1,845) were recorded as reduction of the proceeds from the IPO in shareholders’ equity.

Immediately prior to the completion of the IPO, all the ordinary shares held by the controlling shareholder were converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders were converted into an equal number of the Class A ordinary shares, all of the then outstanding redeemable convertible preferred shares automatically converted into 24,131,100 Class A ordinary shares and the related aggregate carrying value of RMB1,031,001 was reclassified from mezzanine equity to shareholders’ equity.

As of December 31, 2022 and 2021, the authorized share capital consisted of 500,000,000 shares, of which, 300,000,000 shares were designated as Class A ordinary shares, 6,296,630 shares as Class B ordinary shares, and 193,703,370 shares of such class (or classes) as the board of directors may determine. The rights of the Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 15 votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

19.Ordinary Shares (continued)

As of December 31, 2022, there were 55,379,583 Class A ordinary shares issued and 48,639,660 Class A ordinary shares outstanding, and there were 6,296,630 Class B ordinary shares issued and outstanding. As of December 31, 2023, there were 55,379,583 Class A ordinary shares issued and 55,379,583 Class A ordinary shares outstanding, and there were 6,296,630 Class B ordinary shares issued and outstanding. No Class B ordinary shares were converted into Class A ordinary shares as of December 31, 2023.